Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class A | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%
Class A | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
Class A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
Class A | U.S. Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Class A | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Class A | U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Class A | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class A | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class C | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%
Class C | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
Class C | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
Class C | U.S. Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
Class C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Class C | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Class C | U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Class C | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class C | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class C | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class C1 | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%
Class C1 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
Class C1 | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
Class C1 | U.S. Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
Class C1 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Class C1 | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Class C1 | U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Class C1 | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class C1 | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class C1 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class FI | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%
Class FI | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
Class FI | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
Class FI | U.S. Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
Class FI | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Class FI | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Class FI | U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Class FI | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class FI | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class FI | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class R | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%
Class R | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
Class R | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
Class R | U.S. Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
Class R | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Class R | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Class R | U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Class R | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class R | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class R | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class I | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%
Class I | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
Class I | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
Class I | U.S. Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Class I | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Class I | U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Class I | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class I | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class IS | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%
Class IS | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
Class IS | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
Class IS | U.S. Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
Class IS | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Class IS | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Class IS | U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Class IS | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class IS | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class IS | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%